Fees Summary	Jun. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,699,000
Previously Paid Amount	0.00
Total Fee Amount	510.83
Total Offset Amount	0.00
Net Fee	510.83
Narrative - Max Aggregate Offering Price	$ 3,699,000
Final Prospectus	true